AMERICAN INDEPENDENCE FUNDS TRUST

(“Trust”)

SUPPLEMENT DATED AUGUST 2, 2018

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION EACH DATED MARCH 1, 2018 AS SUPPLEMENTED THROUGH APRIL 13, 2018

AMERICAN INDEPENDENCE U.S. INFLATION-PROTECTED FUND
(Ticker Symbols: FFIHX, FNIHX, FCIHX, AIIPX)

AMERICAN INDEPENDENCE GLOBAL TACTICAL ALLOCATION FUND (Ticker Symbols: RMAIX, AARMX, ACRMX)	AMERICAN INDEPENDENCE KANSAS TAX-EXEMPT BOND FUND (Ticker Symbols: SEKSX, IKSTX, IKTEX)

The Fee Table and related Fee Table Examples for each series of the Trust (“Fund”) is revised to reflect that the voluntary agreement of Manifold Fund Advisors LLC (“Adviser”) to reduce its management fee and reimburse or otherwise limit the expenses of each class of shares of each Fund (“voluntary expense limit”) does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees and expenses, short sale dividend and interest expenses, the cost of liability insurance coverage for the Trust and its Board members and officers, legal fees and expenses of counsel to the Board members that are not “interested persons” of the Trust or the Adviser (“Independent Trustees”) that are unrelated to the proposed reorganizations of the Funds into shell series of other fund groups, and any other extraordinary fees and expenses.

The Fee Table and Example for each Fund, as provided below, replace those currently included in the Summary Prospectus and Prospectus for the Trust.

AMERICAN INDEPENDENCE GLOBAL TACTICAL ALLOCATION FUND

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Investing With The Funds” section starting on page 47 of the Fund’s Prospectus.

	Institutional Class Shares	Class A Shares	Class C Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price at the time of purchase)	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	1.00	%(1)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.38%	1.00%
Other Expenses	0.51%	0.51%	0.51%
Acquired Fund Fees and Expenses	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	1.58%	1.96%	2.58%

(1)	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

(2)	In order to keep the expense ratios of each of the share classes competitive, Manifold Fund Advisors, LLC has agreed to reduce the management fee and reimburse or otherwise limit the expenses of each of the shares classes of the Fund so that Net Annual Fund Operating Expenses for the Institutional Class shares, Class A shares and Class C shares will be 0.95%, 1.33% and 1.95%, respectively, of the Fund’s average net assets for each such class of shares. The expense limitation does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees, short sale dividend and interest expenses, legal fees and expenses of counsel to the Independent Trustees that are unrelated to the proposed reorganization of the Fund into a shell series of ALPS Series Trust, or extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class Shares	$161	$499	$860	$1,878
Class A Shares	$763	$1,155	$1,571	$2,729
Class C Shares	$361	$802	$1,370	$2,915

AMERICAN INDEPENDENCE KANSAS TAX-EXEMPT BOND FUND

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 47 of the Fund’s Prospectus.

	Institutional Class Shares	Class A Shares	Class C Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price at the time of purchase)	None	4.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	1.00	%(1)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees	None	0.39%	1.00%
Other Expenses	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	0.67%	1.06%	1.67%

(1)	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

(2)	In order to keep the expense ratios of each of the share classes competitive, Manifold Fund Advisors, LLC has agreed to reduce the management fee and reimburse or otherwise limit the expenses of each of the share classes of the of the Fund so that Net Annual Fund Operating Expenses for the Institutional Class shares, Class A shares and Class C shares will be 0.48%, 0.87% and 1.48%, respectively, of the Fund’s average net assets for each such class of shares. The expense limitation does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees, short sale dividend and interest expenses, legal fees and expenses of counsel to the Independent Trustees that are unrelated to the proposed reorganization of the Fund into a shell series of ALPS Series Trust, or extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class Shares	$68	$214	$373	$835
Class A Shares	$528	$748	$985	$1,664
Class C Shares	$270	$526	$907	$1,976

AMERICAN INDEPENDENCE U.S. INFLATION-PROTECTED FUND

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 47 of the Fund’s Prospectus.

	Institutional Class Shares	Class A Shares	Class C Shares		Premier Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price at the time of purchase)	None	4.25%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.40%	0.40%		0.40%
Distribution and Service (12b-1) Fees	None	0.45%	1.00%		None
Shareholder Servicing Fees	None	None	None		0.15%
Other Expenses	0.34%	0.34%	0.34%		0.34%
Total Annual Fund Operating Expenses	0.74%	1.19%	1.74%		0.89%

(1)	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

(2)	In order to keep the expense ratios of each of the share classes competitive, Manifold Fund Advisors, LLC has agreed to reduce the management fee and reimburse or otherwise limit the expenses of each of the share classes of the Fund so that Net Annual Fund Operating Expenses for the Institutional Class shares, Class A shares, Class C shares and Premier Class shares will be 0.32%, 0.77%, 1.32% and 47%, respectively, of the Fund’s average net assets for each such class of shares. The expense limitation does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees, short sale dividend and interest expenses, legal fees and expenses of counsel to the Independent Trustees that are unrelated to the proposed reorganization of the Fund into a shell series of The Advisors Inner Circle Fund II, or extraordinary expenses .

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class Shares	$76	$237	$411	$918
Class A Shares	$541	$787	$1,052	$1,807
Class C Shares	$277	$548	$944	$2,052
Premier Class Shares	$91	$284	$493	$1,096

Suspension of Sale of Class C Shares of the Funds

In light of the contemplated reorganizations of the Funds with and into shell series of other fund groups, the Trust has determined to suspend the sale of Class C Shares of each of the Funds. No further sales of Class C Shares will be made by any of the Funds.

Proposed Reorganizations of the Funds

It is expected that (i) the American Independence Global Tactical Allocation Fund and the American Independence Kansas Tax-Exempt Bond Fund will be merged with and into separate shell series of the ALPS Series Trust and (ii) the American Independence U.S. Inflation-Protected Fund will be merged with and into a shell series of The Advisors Inner Circle Fund III, provided required shareholder approval is obtained. More information about each of these reorganizations is contained in proxy solicitation materials, which will be sent to shareholders of the Funds.

Please contact Robert Rokose at rrokose@manifoldpartners.com or Darlene DeRemer at DDeremer@GrailPartners.com for further information about these matters.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE